Quarterly portfolio holdings
John Hancock
U.S. Growth Fund
U.S. equity
June 30, 2026
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Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 99.8%		$3,382,503,487
(Cost $2,093,077,033)
Communication services 11.3%		384,865,274
Interactive media and services 10.8%
Alphabet, Inc., Class A	854,964	305,538,485
Meta Platforms, Inc., Class A	107,536	60,573,953
Media 0.5%
EchoStar Corp., Class A (A)	184,757	18,752,836
Consumer discretionary 10.6%		358,507,527
Automobiles 3.7%
Tesla, Inc. (A)	294,550	123,887,730
Broadline retail 2.2%
Amazon.com, Inc. (A)	319,862	76,235,909
Hotels, restaurants and leisure 4.0%
Booking Holdings, Inc.	248,425	44,279,272
Starbucks Corp.	414,211	42,328,222
Viking Holdings, Ltd. (A)	455,395	47,666,195
Specialty retail 0.7%
Five Below, Inc. (A)	134,102	24,110,199
Consumer staples 3.2%		107,670,714
Beverages 1.1%
Monster Beverage Corp. (A)	378,906	36,420,445
Consumer staples distribution and retail 0.8%
U.S. Foods Holding Corp. (A)	262,994	26,891,137
Tobacco 1.3%
Philip Morris International, Inc.	245,200	44,359,132
Energy 1.9%		63,346,613
Oil, gas and consumable fuels 1.9%
Cameco Corp.	225,596	22,979,209
Targa Resources Corp.	150,546	40,367,404
Financials 3.8%		129,345,801
Capital markets 1.1%
Interactive Brokers Group, Inc., Class A	416,294	36,234,230
Financial services 2.7%
Mastercard, Inc., Class A	181,292	93,111,571
Health care 9.1%		308,961,864
Biotechnology 0.6%
United Therapeutics Corp. (A)	35,413	19,187,826
Health care providers and services 1.1%
Elevance Health, Inc.	98,353	38,036,056
Health care technology 0.7%
Veeva Systems, Inc., Class A (A)	126,268	22,408,782
Life sciences tools and services 1.5%
Illumina, Inc. (A)	117,184	20,604,463
Waters Corp. (A)	83,922	31,474,107
Pharmaceuticals 5.2%
Eli Lilly & Company	111,221	133,401,804
Merck & Company, Inc.	341,236	43,848,826
2	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 5.9%		$199,553,906
Aerospace and defense 2.8%
Axon Enterprise, Inc. (A)	42,504	23,828,167
FTAI Aviation, Ltd.	125,715	34,009,679
L3Harris Technologies, Inc.	126,547	36,773,293
Air freight and logistics 1.0%
C.H. Robinson Worldwide, Inc.	173,975	32,766,452
Machinery 2.1%
PACCAR, Inc.	237,469	28,524,776
Parker-Hannifin Corp.	44,628	43,651,539
Information technology 50.2%		1,700,701,401
Communications equipment 1.5%
Arista Networks, Inc. (A)	298,651	50,734,832
Electronic equipment, instruments and components 6.8%
Corning, Inc.	277,784	70,954,367
Flex, Ltd. (A)	408,976	66,282,740
Jabil, Inc.	137,203	52,889,012
Keysight Technologies, Inc. (A)	118,719	41,559,960
Semiconductors and semiconductor equipment 29.5%
Advanced Micro Devices, Inc. (A)	207,015	120,257,084
Broadcom, Inc.	427,302	161,413,331
KLA Corp.	500,285	150,940,987
Microchip Technology, Inc.	339,203	30,935,314
Micron Technology, Inc.	93,469	107,890,332
NVIDIA Corp.	2,134,166	427,025,272
Software 4.3%
Cadence Design Systems, Inc. (A)	112,988	42,406,656
Microsoft Corp.	277,062	103,349,667
Technology hardware, storage and peripherals 8.1%
Apple, Inc.	607,580	175,809,349
Dell Technologies, Inc., Class C	65,125	28,098,833
Sandisk Corp. (A)	30,854	70,153,665
Materials 1.0%		33,062,594
Metals and mining 1.0%
Freeport-McMoRan, Inc.	525,721	33,062,594
Real estate 2.8%		96,487,793
Health care REITs 1.3%
Welltower, Inc.	201,162	45,657,739
Retail REITs 1.5%
Simon Property Group, Inc.	227,275	50,830,054

	Yield (%)	Shares	Value
Short-term investments 0.2%			$7,370,882
(Cost $7,370,882)
Short-term funds 0.2%			7,370,882
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(B)	7,370,882	7,370,882

Total investments (Cost $2,100,447,915) 100.0%	$3,389,874,369
Other assets and liabilities, net (0.0%)	(342,185)
Total net assets 100.0%	$3,389,532,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	3

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-26.
4	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$36,036,575	$(36,036,689)	$114	—	—	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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